Form N-1A Supplement	Feb. 27, 2026
Brandes Small Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-237048

Brandes Small Cap Value Fund

(the “Fund”)

A SERIES OF DATUM ONE SERIES TRUST

Supplement dated February 27, 2026

To the Prospectus dated July 29, 2025

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective April 28, 2026, the Fund’s investment strategies will be revised to reflect a change regarding how the Fund determines a company to be a small capitalization company, including to revise the Fund’s 80% policy pursuant to Rule 35d-1 under the Investment Company Act of 1940. The revised 80% policy will state that under normal market conditions, the Fund will invest at least 80% of its net assets measured at the time of purchase in securities of companies with small market capitalizations. The Fund considers a company to be a small capitalization company if it has a market capitalization of $10 billion or less at the time of purchase. The following changes are being made to the Prospectus to reflect this change:

On page 27 of the Prospectus, the first paragraph under the heading “Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The Small Cap Value Fund invests primarily in equity securities of U.S. companies with small market capitalizations (market value of publicly traded equity securities). Equity securities include common and preferred stocks, warrants and rights. Under normal market conditions, the Fund will invest at least 80% of its net assets measured at the time of purchase in securities of companies with small market capitalizations. The Fund considers a company to be a small capitalization company if it has a market capitalization of $10 billion or less at the time of purchase. The Fund may invest up to 10% of its total assets, measured at the time of purchase, in corporate fixed-income securities. The Fund may invest up to 10% of its total assets, measured at the time of purchase, in securities of companies located outside of the United States. However, the combined total assets invested in fixed-income securities and in securities of companies located outside of the United States may not exceed 15%, measured at the time of purchase. The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the industrials sector or health care sector.

Additionally, on Page 32 of the Prospectus, the first paragraph under the heading “INVESTMENT OBJECTIVE, POLICIES AND RISKS – Small Cap Value Fund,” is deleted in its entirety and replaced with the following:

The Small Cap Value Fund invests primarily in equity securities of U.S. companies with small market capitalizations (market value of publicly traded equity securities). Equity securities include common and preferred stocks, warrants and rights. Under normal market conditions, the Fund will invest at least 80% of its net assets measured at the time of purchase in securities of companies with small market capitalizations. The Fund currently considers a company to be a small capitalization company if it has a market capitalization of $10 billion or less at the time of purchase.

The Fund may invest up to 10% of its total assets, measured at the time of purchase, in corporate fixed-income securities. The Fund may invest up to 10% of its total assets, measured at the time of purchase, in securities of companies located outside of the United States. However, the combined total assets invested in fixed-income securities and in securities of companies located outside of the United States may not exceed 15%, measured at the time of purchase. The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the industrials sector or health care sector.

This Supplement and the Prospectus should be retained for future reference.

Brandes International Small Cap Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-237048

Brandes International Small Cap Equity Fund

(the “Fund”)

A SERIES OF DATUM ONE SERIES TRUST

Supplement dated February 27, 2026

To the Prospectus dated July 29, 2025

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective April 28, 2026, the Fund’s investment strategies will be revised to reflect a change regarding how the Fund determines a company to be a small capitalization company, including to revise the Fund’s 80% policy pursuant to Rule 35d-1 under the Investment Company Act of 1940. The revised 80% policy will state that under normal market conditions, the Fund will invest at least 80% of its net assets measured at the time of purchase in equity securities of small market capitalization companies located in at least three countries outside the United States. The Fund considers a company to be a small capitalization company if it has a market capitalization of $10 billion or less at the time of purchase. The following changes are being made to the Prospectus to reflect this change:

On page 21 of the Prospectus, the first paragraph under the heading “Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The International Small Cap Equity Fund invests primarily in equity securities of foreign companies with small market capitalizations (market value of publicly traded equity securities). A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund will invest at least 80% of its net assets measured at the time of purchase in equity securities of small market capitalization companies located in at least three countries outside the United States. The Fund considers a company to be a small capitalization company if it has a market capitalization of $10 billion or less at the time of purchase. Equity securities include common and preferred stocks, real estate investment trusts (“REITs”), warrants and rights. The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging markets (including frontier markets). The Adviser considers an emerging market country to be any country which is in the MSCI EM Index or MSCI Frontier Markets Index or that, in the opinion of the Adviser, is generally considered to be an emerging market country by the international financial community. With respect to 20% of the Fund’s net assets, the Fund may invest in equity securities of companies with market capitalizations of any size. The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the industrials sector, health care sector, or financial sector.

Additionally, on Page 32 of the Prospectus, the first paragraph under the heading “INVESTMENT OBJECTIVE, POLICIES AND RISKS – International Small Cap Fund,” is deleted in its entirety and replaced with the following:

The International Small Cap Fund invests primarily in equity securities of foreign companies with small market capitalizations (market value of publicly traded equity securities). A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund will invest at least 80% of its net assets measured at the time of purchase in equity securities of small market capitalization companies located in at least three countries outside the United States. The Fund currently considers a company to be a small capitalization company if it has a market capitalization of $10 billion or less at the time of purchase. Equity securities include common and preferred stocks, REITs, warrants and rights. The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging markets (including frontier markets). The Adviser considers an emerging market country to be any country which is in the MSCI EM Index or MSCI Frontier Markets Index or that, in the opinion of the Adviser, is generally considered to be an emerging market country by the international financial community. With respect to 20% of the Fund’s net assets, the Fund may invest in equity securities of companies with market capitalizations of any size. The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the industrials, health care, or financial sector.

This Supplement and the Prospectus should be retained for future reference.